BASIC AND DILUTED LOSS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share options
Earning Per Share Basic And Diluted [Line Items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	11,059,245	7,878,746
Warrants
Earning Per Share Basic And Diluted [Line Items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	24,716,409	17,561,152